Richard Goldberger
Senior Director and Associate General Counsel
[ AXA EQUITABLE - LOGO ]	Phone: 201-743-7174
Fax: 201-743-5940

LAW DEPARTMENT

July 9, 2014

VIA EDGAR
Securities and Exchange Commission 100 F Street, N.W.
Washington, D.C. 20549

RE: AXA Equitable Life Insurance Company

       Post-Effective Amendment No.2 to the Registration Statement on Form S-3

       File No. 333- 195440

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing herewith Post-Effective Amendment No. 2 (“Post-Effective Amendment No. 2”) to AXA Equitable’s Form S-3 Registration Statement (the “S-3 Registration Statement”) under the Securities Act of 1933 (“1933 Act”) with respect to interests in the Structured Investment Option (“SIO”) under the Structured Capital Strategies variable annuity contracts offered by AXA Equitable.

On May 13, 2014, we filed Post-Effective Amendment No. 1 to the Registration Statement on Form S-3 to add (i) a new securities index and (ii) a number of new Segment Types that we refer to as Choice Segments to the Structured Investment Option. On May 29, 2014 and on June 25, 2014, we received oral comments on this filing from Ms. Alison White of the Securities and Exchange Commission Staff. We provided responses to those comments on June 24, 2014 and June 27, 2014 respectively.

The Registration Statement contains a supplement as well as a revised prospectus. The supplement will be sent to in-force contract owners to notify them of the availability of the new index and Choice Segments. For new purchasers of the contracts, we will send the revised prospectus.

Please note that the updated prospectus and new prospectus supplement contained in Post-Effective Amendment No. 2 are also being filed today in a separate post-effective amendment to the registration statement on Form N-4 by Separate Account No. 49 of AXA Equitable.

AXA Equitable believes that it has been fully responsive to the Staff’s comments, that the responses do not raise additional issues for the Staff’s consideration and that, other than the changes discussed above, no material changes have been made in Post-Effective Amendment No. 2.

Tandy Representation

On behalf of AXA Equitable we hereby make the representations below regarding Post-Effective Amendment No. 2:

•	We hereby acknowledge that the Staff of the Commission has not passed upon the accuracy or adequacy of the prospectus supplements for the above-referenced Registration Statements.

•

We acknowledge that the review of the filings by the Staff of the Commission does not relieve the registrant of its full responsibility for the adequacy and accuracy of the disclosure of this filing nor does it foreclose the Commission from taking any action with respect to the filings.

•

Further, we acknowledge that the registrant may not assert as a defense in any proceeding initiated by the Commission or any person under federal securities law that the Staff of the Commission reviewed the filing and provided comments to the registrant or that the filings became automatically effective thereafter.

Request for Acceleration

Pursuant to Rule 461 under the Securities Act of 1933, the Registrant and the Principal Underwriter hereby request that the Registration Statement on Form S-3, Reg. No. 333-195440, as amended by Post-Effective Amendment No. 2 be declared effective as of August 1, 2014. The Registrant and the Principal Underwriter are aware of their obligations under the Securities Act of 1933.

Please contact the undersigned at (201) 743-7174 or Christopher E. Palmer of Goodwin Proctor LLP at (202) 346-4253 if you have any questions.

Very truly yours,

/s/ Richard Goldberger

Richard Goldberger

cc: Christopher E. Palmer, Esq.

      Alison White, Esq.

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104